Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 149,521		¥ 168,387
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		56,000	[3]	89,000	[4]
Mizuho Securities Company Limited
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		9,186		49,393
Mizuho Securities Company Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards				¥ 49,000
Operating loss carryforwards, expiration date				Mar. 31, 2026
Mizuho Financial Group, Inc.
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		25,128		¥ 24,978
Mizuho Financial Group, Inc. | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 25,000		¥ 25,000
Operating loss carryforwards, expiration date		Mar. 31, 2032		Mar. 31, 2032
Mizuho Bank Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 16,000
Operating loss carryforwards, expiration date		Mar. 31, 2034

[1]	The amount includes ¥24,978 million and ¥25,128 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,978 million and ¥25,128 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥49,393 million and ¥9,186 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2023 and 2024, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥43,488 million and ¥4,205 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	¥25 billion of the Japan deferred tax assets of ¥56 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥16 billion of the Japan deferred tax assets of ¥56 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.
[4]	¥49 billion of the Japan deferred tax assets of ¥89 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥25 billion of the Japan deferred tax assets of ¥89 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.